Per Share Amounts (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Per Share Amounts

The following tables reconcile the net loss and weighted average shares outstanding used in computing basic and diluted loss per share:

	2023	2022
Net earnings (loss) – basic	$289,244	$(34,293)
Effect of share options and other equity compensation plans	9,235	—
Net earnings (loss) – diluted	$298,479	$(34,293)

(Stated in thousands)	2023	2022
Weighted average shares outstanding – basic	13,754	13,546
Effect of share options and other equity compensation plans	1,533	—
Weighted average shares outstanding – diluted	15,287	13,546